UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2006

Date of reporting period: May 31, 2005

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

May 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—99.15%
U.S. Treasury Notes
2.25%, 02/15/07 (1)	$330,636,000	$323,570,306
2.50%, 10/31/06	98,537,000	97,159,450
2.63%, 11/15/06	519,771,000	513,169,924
2.75%, 08/15/07 (1)	402,554,000	395,328,164
3.00%, 12/31/06 (1)	201,744,000	200,025,147
3.00%, 11/15/07 (1)	133,095,000	131,266,273
3.00%, 02/15/08 (1)	256,383,000	252,288,564
3.13%, 05/15/07 (1)	413,295,000	409,790,258
3.38%, 02/28/07 (1)	351,651,000	350,518,687
3.75%, 05/15/08	366,595,000	368,713,901
6.50%, 10/15/06	691,160,000	718,626,691

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,773,099,683)		3,760,457,365

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—45.36%
COMMERCIAL PAPER (2)—13.50%
Alpine Securitization Corp.
3.03%, 06/10/05	7,914,967	7,908,983
Amstel Funding Corp.
2.95%, 08/19/05	3,289,935	3,268,637
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	28,863,511	28,838,078
ANZ National Bank Ltd.
2.94%, 08/15/05	3,957,484	3,933,285
Barton Capital Corp.
3.02%, 06/13/05	8,742,556	8,733,756
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	22,953,405	22,950,550
Cancara Asset Securitisation LLC
3.03%, 06/13/05	4,703,311	4,698,561
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	17,729,527	17,671,336
Charta LLC
2.99%, 06/16/05 - 06/21/05	16,621,431	16,597,125
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	3,007,688	3,004,319
Corporate Asset Funding
2.99%, 06/16/05	9,102,212	9,090,891
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	9,893,709	9,879,472
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	21,766,160	21,677,618

Fairway Finance LLC
3.15%, 09/15/05	7,040,759	6,975,456
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	43,112,193	43,089,677
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	8,469,015	8,454,293
Gemini Securitization Corp.
3.02%, 06/27/05	791,497	789,770
General Electric Capital Corp.
2.74%, 07/07/05	3,957,484	3,946,640
General Electric Co.
3.03%, 06/30/05	11,872,451	11,843,472
Georgetown Funding Co. LLC
3.05%, 06/16/05	1,582,993	1,580,982
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	26,356,841	26,178,934
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	29,701,706	29,684,358
Kitty Hawk Funding Corp.
3.02%, 06/10/05	5,324,715	5,320,695
Landale LLC
3.04%, 06/15/05	7,914,967	7,905,610
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	3,245,137	3,242,102
New Center Asset Trust
3.03%, 06/21/05	1,978,742	1,975,411
Nordea North America Inc.
2.74%, 07/11/05	3,957,484	3,945,435
Park Granada LLC
3.06%, 06/21/05	7,044,321	7,032,345
Park Sienna LLC
3.08%, 06/02/05	1,978,742	1,978,573
Polonius Inc.
3.04%, 06/10/05	3,735,865	3,733,025
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	52,281,920	52,247,626
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	44,323,342	44,243,811
Santander Central Hispano
2.75%, 07/08/05	9,893,709	9,865,796
Scaldis Capital LLC
2.75%, 07/08/05	1,980,958	1,975,359
Solitaire Funding Ltd.
3.03%, 06/02/05	8,856,848	8,856,103
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	21,050,647	20,932,350
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	1,978,742	1,977,743
Three Pillars Funding Co.
3.03%, 06/07/05	4,748,980	4,746,582
Thunder Bay Funding LLC
3.02%, 06/01/05	2,379,793	2,379,793
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	11,476,702	11,472,719
UBS Finance (Delaware)
3.03%, 07/01/05	11,872,451	11,842,473
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	9,391,109	9,377,166
Yorktown Capital LLC
3.02%, 06/10/05	6,269,129	6,264,396

		512,111,306

FLOATING RATE NOTES (2)—18.10%
Allstate Life Global Funding II
3.11%, 03/08/06 (3)	3,640,885	3,640,979
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	27,702,385	27,705,565
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (3)	5,144,729	5,144,729
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	5,144,729	5,143,870
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (3)	25,644,494	25,645,659
BMW US Capital LLC
3.06%, 04/18/06 (3)	7,914,967	7,914,967
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	26,910,889	26,907,688
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (3)	15,038,438	15,037,682
Commodore CDO Ltd.
3.08%, 12/12/05	1,978,742	1,978,742
Credit Suisse First Boston
3.06%, 05/09/06	7,914,967	7,914,967
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	23,744,902	23,742,981
DEPFA Bank PLC
2.99%, 03/15/06	7,914,967	7,914,967
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (3)	17,175,479	17,176,335
Fairway Finance LLC
3.04%, 06/20/05	3,957,484	3,957,462
Fifth Third Bancorp
3.05%, 04/21/06 (3)	15,829,934	15,829,934
Five Finance Inc.
3.08%, 02/27/06 (3)	3,957,484	3,957,867
General Electric Capital Corp.
3.19%, 05/09/06	3,561,735	3,565,707
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	1,753,312	1,753,312
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	9,102,212	9,102,213
Hartford Life Global Funding Trust
3.08%, 04/15/06	7,914,967	7,914,967
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	23,744,902	23,744,901
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (3)	35,617,352	35,618,107
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (3)	8,310,716	8,310,715
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (3)	30,868,372	30,873,440
Lothian Mortgages PLC
3.08%, 01/24/06 (3)	11,872,451	11,872,451
Marshall & Ilsley Bank
3.19%, 02/20/06	7,914,967	7,921,815
MetLife Global Funding I
3.08%, 05/05/06 (3)	11,872,451	11,872,451
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	23,744,902	23,743,622
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (3)	29,285,379	29,289,926
Norddeutsche Landesbank
3.11%, 07/27/05	7,914,967	7,914,540
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (3)	23,744,902	23,744,901

Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	28,098,134	28,098,133
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	21,429,774	21,423,352
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (3)	4,353,232	4,352,443
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (3)	45,194,463	45,195,628
Societe Generale
3.03%, 03/30/06 - 06/13/06	12,268,199	12,265,177
SunTrust Bank
3.17%, 04/28/06	11,872,451	11,872,451
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (3)	24,536,398	24,534,856
UniCredito Italiano SpA
2.94%, 06/14/06	10,289,457	10,285,679
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	21,051,245	21,051,245
Wells Fargo & Co.
3.06%, 05/15/06 (3)	3,957,484	3,957,939
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (3)	27,702,385	27,700,938
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (3)	30,393,474	30,391,584
Winston Funding Ltd.
3.23%, 07/23/05 (3)	5,651,287	5,651,287
World Savings Bank
3.04%, 09/09/05	2,770,239	2,770,163

		686,408,337

MONEY MARKET FUNDS (2)—0.94%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)	31,659,869	31,659,869
BlackRock Temp Cash Money Market Fund	1,146,541	1,146,541
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	3,033,261	3,033,261

		35,839,671

REPURCHASE AGREEMENTS—8.02%
Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $205,015,138 and effective yields of 3.07% - 3.08%. (2)(5)	$204,997,651	204,997,651
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $10,963,168 and an effective yield of 3.08%. (2)(5)	10,962,230	10,962,230
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $25,014,098 and an effective yield of 2.70%.	25,012,222	25,012,222
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $63,325,138 and an effective yield of 3.07%. (2)(5)	63,319,738	63,319,738

		304,291,841

TIME DEPOSITS (2)—4.49%
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	11,476,702	11,476,702

BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	11,080,954	11,080,954
Credit Suisse First Boston
3.05%, 06/30/05	11,872,451	11,872,451
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	7,519,219	7,519,233
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	13,851,193	13,851,192
HBOS Treasury Services PLC
3.39%, 12/14/05	4,748,980	4,748,980
Natexis Banques
2.98%, 08/18/05	7,914,967	7,914,967
Norddeutsche Landesbank
2.11%, 06/07/05	7,914,967	7,914,941
Societe Generale
3.07% - 3.09%, 06/01/05	6,291,687	6,291,686
Svenska Handelsbanken AB
3.00%, 06/20/05	3,957,484	3,957,484
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	14,246,941	14,246,515
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	10,289,457	10,289,420
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	19,787,418	19,787,418
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	31,659,869	31,659,869
Wilmington Trust Co.
3.05%, 06/06/05	7,519,219	7,519,219

		170,131,031

U.S. GOVERNMENT AGENCY NOTES (2)—0.31%
Federal National Mortgage Association
2.33%, 07/22/05	11,872,451	11,833,346

		11,833,346

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,720,615,532)		1,720,615,532

TOTAL INVESTMENTS IN SECURITIES — 144.51% (Cost: $5,493,715,215) (6)		5,481,072,897
Other Assets, Less Liabilities — (44.51%)		(1,688,160,144)

NET ASSETS — 100.00%		$3,792,912,753

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.

(6)	The cost of investments for federal income tax purposes was $5,494,656,192. Net unrealized depreciation aggregated $13,583,295, of which $1,879,501 represented gross unrealized appreciation on securities and $15,462,796 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

May 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.18%
U.S. Treasury Notes
3.63%, 05/15/13 (1)	$92,412,000	$90,949,118
4.00%, 11/15/12 (1)	324,360,000	328,855,636
4.13%, 05/15/15	27,540,000	27,810,994
4.25%, 11/15/13	169,116,000	172,699,573
4.25%, 11/15/14 (1)	61,812,000	62,939,449
4.38%, 08/15/12 (1)	136,476,000	141,795,839
4.75%, 05/15/14 (1)	40,902,000	43,216,234

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $854,931,999)		868,266,843

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—47.72%
COMMERCIAL PAPER (2)—13.77%
Alpine Securitization Corp.
3.03%, 06/10/05	1,881,738	1,880,309
Amstel Funding Corp.
2.95%, 08/19/05	782,163	777,100
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	6,862,133	6,856,086
ANZ National Bank Ltd.
2.94%, 08/15/05	940,869	935,116
Barton Capital Corp.
3.02%, 06/13/05	2,078,492	2,076,400
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	5,457,040	5,456,361
Cancara Asset Securitisation LLC
3.03%, 06/13/05	1,118,185	1,117,056
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	4,215,093	4,201,258
Charta LLC
2.99%, 06/16/05 - 06/21/05	3,951,649	3,945,870
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	715,060	714,260
Corporate Asset Funding
2.99%, 06/16/05	2,163,998	2,161,307
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	2,352,172	2,348,788
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	5,174,779	5,153,729
Fairway Finance LLC
3.15%, 09/15/05	1,673,900	1,658,374
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	10,249,675	10,244,323

Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	2,013,459	2,009,959
Gemini Securitization Corp.
3.02%, 06/27/05	188,174	187,763
General Electric Capital Corp.
2.74%, 07/07/05	940,869	938,291
General Electric Co.
3.03%, 06/30/05	2,822,607	2,815,717
Georgetown Funding Co. LLC
3.05%, 06/16/05	376,348	375,869
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	6,266,187	6,223,890
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	7,061,409	7,057,284
Kitty Hawk Funding Corp.
3.02%, 06/10/05	1,265,920	1,264,965
Landale LLC
3.04%, 06/15/05	1,881,738	1,879,513
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	771,512	770,791
New Center Asset Trust
3.03%, 06/21/05	470,434	469,643
Nordea North America Inc.
2.74%, 07/11/05	940,869	938,004
Park Granada LLC
3.06%, 06/21/05	1,674,747	1,671,900
Park Sienna LLC
3.08%, 06/02/05	470,434	470,394
Polonius Inc.
3.04%, 06/10/05	888,180	887,505
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	12,429,725	12,421,573
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	10,537,619	10,518,710
Santander Central Hispano
2.75%, 07/08/05	2,352,172	2,345,536
Scaldis Capital LLC
2.75%, 07/08/05	470,961	469,630
Solitaire Funding Ltd.
3.03%, 06/02/05	2,105,665	2,105,487
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	5,004,670	4,976,545
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	470,434	470,197
Three Pillars Funding Co.
3.03%, 06/07/05	1,129,043	1,128,473
Thunder Bay Funding LLC
3.02%, 06/01/05	565,782	565,782
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	2,728,520	2,727,572
UBS Finance (Delaware)
3.03%, 07/01/05	2,822,607	2,815,480
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	2,232,682	2,229,367
Yorktown Capital LLC
3.02%, 06/10/05	1,490,449	1,489,324

		121,751,501

FLOATING RATE NOTES (2)—18.45%
Allstate Life Global Funding II
3.11%, 03/08/06 (3)	865,599	865,622
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	6,586,082	6,586,839

Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (3)	1,223,130	1,223,130
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	1,223,130	1,222,926
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (3)	6,096,830	6,097,107
BMW US Capital LLC
3.06%, 04/18/06 (3)	1,881,738	1,881,738
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	6,397,908	6,397,147
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (3)	3,575,302	3,575,123
Commodore CDO Ltd.
3.08%, 12/12/05	470,434	470,434
Credit Suisse First Boston
3.06%, 05/09/06	1,881,738	1,881,738
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	5,645,213	5,644,757
DEPFA Bank PLC
2.99%, 03/15/06	1,881,738	1,881,738
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (3)	4,083,371	4,083,575
Fairway Finance LLC
3.04%, 06/20/05	940,869	940,864
Fifth Third Bancorp
3.05%, 04/21/06 (3)	3,763,476	3,763,476
Five Finance Inc.
3.08%, 02/27/06 (3)	940,869	940,960
General Electric Capital Corp.
3.19%, 05/09/06	846,782	847,726
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	416,840	416,840
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	2,163,998	2,163,999
Hartford Life Global Funding Trust
3.08%, 04/15/06	1,881,738	1,881,738
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	5,645,213	5,645,214
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (3)	8,467,820	8,467,999
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (3)	1,975,825	1,975,824
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (3)	7,338,777	7,339,981
Lothian Mortgages PLC
3.08%, 01/24/06 (3)	2,822,607	2,822,607
Marshall & Ilsley Bank
3.19%, 02/20/06	1,881,738	1,883,366
MetLife Global Funding I
3.08%, 05/05/06 (3)	2,822,607	2,822,607
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	5,645,213	5,644,909
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (3)	6,962,430	6,963,512
Norddeutsche Landesbank
3.11%, 07/27/05	1,881,738	1,881,636
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (3)	5,645,213	5,645,214
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	6,680,169	6,680,169
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	5,094,805	5,093,278

Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (3)	1,034,956	1,034,769
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (3)	10,744,723	10,744,999
Societe Generale
3.03%, 03/30/06 - 06/13/06	2,916,694	2,915,975
SunTrust Bank
3.17%, 04/28/06	2,822,607	2,822,607
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (3)	5,833,387	5,833,020
UniCredito Italiano SpA
2.94%, 06/14/06	2,446,259	2,445,361
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	5,004,812	5,004,812
Wells Fargo & Co.
3.06%, 05/15/06 (3)	940,869	940,977
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (3)	6,586,082	6,585,739
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (3)	7,225,873	7,225,425
Winston Funding Ltd.
3.23%, 07/23/05 (3)	1,343,561	1,343,561
World Savings Bank
3.04%, 09/09/05	658,608	658,590

		163,189,628

MONEY MARKET FUNDS (2)—0.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)	7,526,951	7,526,951
BlackRock Temp Cash Money Market Fund	272,584	272,584
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	721,140	721,140

		8,520,675

REPURCHASE AGREEMENTS—9.65%
Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $48,741,166 and effective yields of 3.07% - 3.08%. (2)(5)	$48,737,009	48,737,009
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $2,606,430 and an effective yield of 3.08%. (2)(5)	2,606,207	2,606,207
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $18,917,474 and an effective yield of 2.70%.	18,916,055	18,916,055
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $15,055,186 and an effective yield of 3.07%. (2)(5)	15,053,902	15,053,902

		85,313,173

TIME DEPOSITS (2)—4.57%
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	2,728,520	2,728,520
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,634,433	2,634,433
Credit Suisse First Boston
3.05%, 06/30/05	2,822,607	2,822,607

Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	1,787,651	1,787,654
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	3,293,041	3,293,041
HBOS Treasury Services PLC
3.39%, 12/14/05	1,129,043	1,129,043
Natexis Banques
2.98%, 08/18/05	1,881,738	1,881,738
Norddeutsche Landesbank
2.11%, 06/07/05	1,881,738	1,881,732
Societe Generale
3.07% - 3.09%, 06/01/05	1,495,812	1,495,812
Svenska Handelsbanken AB
3.00%, 06/20/05	940,869	940,869
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	3,387,128	3,387,027
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	2,446,259	2,446,250
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	4,704,344	4,704,345
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	7,526,951	7,526,951
Wilmington Trust Co.
3.05%, 06/06/05	1,787,651	1,787,651

		40,447,673

U.S. GOVERNMENT AGENCY NOTES (2)—0.32%
Federal National Mortgage Association
2.33%, 07/22/05	2,822,607	2,813,310

		2,813,310

TOTAL SHORT-TERM INVESTMENTS (Cost: $422,035,960)		422,035,960

TOTAL INVESTMENTS IN SECURITIES — 145.90% (Cost: $1,276,967,959) (6)		1,290,302,803
Other Assets, Less Liabilities — (45.90%)		(405,911,732)

NET ASSETS — 100.00%		$884,391,071

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.

(6)	The cost of investments for federal income tax purposes was $1,277,342,347. Net unrealized appreciation aggregated $12,960,456, of which $13,102,277 represented gross unrealized appreciation on securities and $141,821 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

May 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.75%
U.S. Treasury Bonds
5.25%, 11/15/28	$24,274,000	$27,245,622
5.25%, 02/15/29	26,288,000	29,537,460
5.38%, 02/15/31 (1)	42,983,000	49,793,227
5.50%, 08/15/28	31,853,000	36,887,369
6.00%, 02/15/26	32,913,000	39,987,321
6.13%, 11/15/27	55,756,000	69,339,281
6.13%, 08/15/29 (1)	29,627,000	37,167,964
6.25%, 05/15/30 (1)	42,241,000	54,049,475
6.38%, 08/15/27	16,854,000	21,522,558
6.50%, 11/15/26	26,500,000	34,152,672
6.63%, 02/15/27	23,797,000	31,125,525
6.75%, 08/15/26	22,525,000	29,753,949
6.88%, 08/15/25	26,924,000	35,793,571

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $495,640,945)		496,355,994

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.53%
COMMERCIAL PAPER (2)—1.29%
Alpine Securitization Corp.
3.03%, 06/10/05	99,912	99,837
Amstel Funding Corp.
2.95%, 08/19/05	41,529	41,261
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	364,349	364,027
ANZ National Bank Ltd.
2.94%, 08/15/05	49,956	49,651
Barton Capital Corp.
3.02%, 06/13/05	110,359	110,247
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	289,745	289,708
Cancara Asset Securitisation LLC
3.03%, 06/13/05	59,371	59,311
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	223,803	223,067
Charta LLC
2.99%, 06/16/05 - 06/21/05	209,815	209,509
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	37,967	37,924
Corporate Asset Funding
2.99%, 06/16/05	114,899	114,756
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	124,890	124,711

Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	274,758	273,640
Fairway Finance LLC
3.15%, 09/15/05	88,877	88,052
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	544,212	543,929
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	106,906	106,720
Gemini Securitization Corp.
3.02%, 06/27/05	9,991	9,969
General Electric Capital Corp.
2.74%, 07/07/05	49,956	49,819
General Electric Co.
3.03%, 06/30/05	149,868	149,502
Georgetown Funding Co. LLC
3.05%, 06/16/05	19,982	19,957
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	332,707	330,462
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	374,930	374,711
Kitty Hawk Funding Corp.
3.02%, 06/10/05	67,215	67,164
Landale LLC
3.04%, 06/15/05	99,912	99,794
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	40,964	40,925
New Center Asset Trust
3.03%, 06/21/05	24,978	24,936
Nordea North America Inc.
2.74%, 07/11/05	49,956	49,804
Park Granada LLC
3.06%, 06/21/05	88,922	88,770
Park Sienna LLC
3.08%, 06/02/05	24,978	24,976
Polonius Inc.
3.04%, 06/10/05	47,158	47,123
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	659,963	659,530
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	559,501	558,498
Santander Central Hispano
2.75%, 07/08/05	124,890	124,538
Scaldis Capital LLC
2.75%, 07/08/05	25,006	24,935
Solitaire Funding Ltd.
3.03%, 06/02/05	111,801	111,792
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	265,726	264,232
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	24,978	24,965
Three Pillars Funding Co.
3.03%, 06/07/05	59,947	59,917
Thunder Bay Funding LLC
3.02%, 06/01/05	30,041	30,041
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	144,872	144,822
UBS Finance (Delaware)
3.03%, 07/01/05	149,868	149,490
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	118,546	118,369
Yorktown Capital LLC
3.02%, 06/10/05	79,136	79,076

		6,464,467

FLOATING RATE NOTES (2)—1.72%
Allstate Life Global Funding II
3.11%, 03/08/06 (3)	45,959	45,961
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	349,692	349,732
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (3)	64,943	64,943
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	64,943	64,931
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (3)	323,715	323,729
BMW US Capital LLC
3.06%, 04/18/06 (3)	99,912	99,912
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	339,701	339,660
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (3)	189,833	189,823
Commodore CDO Ltd.
3.08%, 12/12/05	24,978	24,978
Credit Suisse First Boston
3.06%, 05/09/06	99,912	99,912
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	299,736	299,712
DEPFA Bank PLC
2.99%, 03/15/06	99,912	99,912
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (3)	216,809	216,820
Fairway Finance LLC
3.04%, 06/20/05	49,956	49,956
Fifth Third Bancorp
3.05%, 04/21/06 (3)	199,824	199,824
Five Finance Inc.
3.08%, 02/27/06 (3)	49,956	49,961
General Electric Capital Corp.
3.19%, 05/09/06	44,960	45,011
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	22,132	22,132
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	114,899	114,899
Hartford Life Global Funding Trust
3.08%, 04/15/06	99,912	99,912
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	299,736	299,736
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (3)	449,604	449,613
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (3)	104,908	104,908
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (3)	389,657	389,720
Lothian Mortgages PLC
3.08%, 01/24/06 (3)	149,868	149,868
Marshall & Ilsley Bank
3.19%, 02/20/06	99,912	99,998
MetLife Global Funding I
3.08%, 05/05/06 (3)	149,868	149,868
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	299,736	299,719
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (3)	369,674	369,732
Norddeutsche Landesbank
3.11%, 07/27/05	99,912	99,907

Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (3)	299,736	299,736
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	354,687	354,687
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	270,512	270,431
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (3)	54,952	54,941
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (3)	570,497	570,512
Societe Generale
3.03%, 03/30/06 - 06/13/06	154,864	154,825
SunTrust Bank
3.17%, 04/28/06	149,868	149,868
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (3)	309,727	309,707
UniCredito Italiano SpA
2.94%, 06/14/06	129,886	129,838
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	265,733	265,734
Wells Fargo & Co.
3.06%, 05/15/06 (3)	49,956	49,962
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (3)	349,692	349,674
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (3)	383,662	383,638
Winston Funding Ltd.
3.23%, 07/23/05 (3)	71,337	71,337
World Savings Bank
3.04%, 09/09/05	34,969	34,968

		8,664,647

MONEY MARKET FUNDS (2)—0.09%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)	399,648	399,648
BlackRock Temp Cash Money Market Fund	14,473	14,473
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	38,289	38,289

		452,410

REPURCHASE AGREEMENTS—0.97%
Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $2,587,938 and effective yields of 3.07% - 3.08%. (2)(5)	$2,587,718	2,587,718
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $138,390 and an effective yield of 3.08%. (2)(5)	138,378	138,378
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,358,577 and an effective yield of 2.70%.	1,358,455	1,358,455
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $799,364 and an effective yield of 3.07%. (2)(5)	799,296	799,296

		4,883,847

TIME DEPOSITS (2)—0.43%
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	144,872	144,872

BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	139,877	139,877
Credit Suisse First Boston
3.05%, 06/30/05	149,868	149,868
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	94,916	94,917
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	174,846	174,846
HBOS Treasury Services PLC
3.39%, 12/14/05	59,947	59,947
Natexis Banques
2.98%, 08/18/05	99,912	99,912
Norddeutsche Landesbank
2.11%, 06/07/05	99,912	99,912
Societe Generale
3.07% - 3.09%, 06/01/05	79,421	79,421
Svenska Handelsbanken AB
3.00%, 06/20/05	49,956	49,956
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	179,841	179,836
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	129,886	129,885
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	249,780	249,780
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	399,648	399,648
Wilmington Trust Co.
3.05%, 06/06/05	94,916	94,916

		2,147,593

U.S. GOVERNMENT AGENCY NOTES (2)—0.03%
Federal National Mortgage Association
2.33%, 07/22/05	149,868	149,374

		149,374

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,762,338)		22,762,338

TOTAL INVESTMENTS IN SECURITIES — 103.28% (Cost: $518,403,283) (6)		519,118,332
Other Assets, Less Liabilities — (3.28%)		(16,497,784)

NET ASSETS — 100.00%		$502,620,548

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.

(6)	The cost of investments for federal income tax purposes was $518,403,283. Net unrealized appreciation aggregated $715,049, of which $715,049 represented gross unrealized appreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

May 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.58%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10	$169,216,610	$165,964,266
1.63%, 01/15/15	155,536,454	155,682,659
1.88%, 07/15/13	168,836,012	173,347,310
2.00%, 01/15/14 (1)	172,312,914	178,371,436
2.00%, 07/15/14	158,484,154	164,031,100
2.38%, 01/15/25	155,935,433	171,114,188
3.00%, 07/15/12	181,451,574	200,787,053
3.38%, 01/15/07 (1)	136,177,769	141,731,098
3.38%, 01/15/12	52,390,992	58,956,108
3.38%, 04/15/32 (1)	42,075,446	57,223,448
3.50%, 01/15/11	96,611,554	107,947,953
3.63%, 01/15/08	145,173,224	154,814,178
3.63%, 04/15/28	136,095,916	182,921,077
3.88%, 01/15/09	130,491,586	143,072,280
3.88%, 04/15/29	160,465,912	225,605,445
4.25%, 01/15/10 (1)	91,116,223	103,402,335

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,339,490,760)		2,384,971,934

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.86%
COMMERCIAL PAPER (2)—1.76%
Alpine Securitization Corp.
3.03%, 06/10/05	659,179	658,682
Amstel Funding Corp.
2.95%, 08/19/05	273,994	272,221
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	2,403,828	2,401,710
ANZ National Bank Ltd.
2.94%, 08/15/05	329,590	327,574
Barton Capital Corp.
3.02%, 06/13/05	728,103	727,369
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	1,911,619	1,911,382
Cancara Asset Securitisation LLC
3.03%, 06/13/05	391,704	391,308
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	1,476,561	1,471,715
Charta LLC
2.99%, 06/16/05 - 06/21/05	1,384,276	1,382,252
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	250,488	250,208
Corporate Asset Funding
2.99%, 06/16/05	758,056	757,113

CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	823,974	822,788
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	1,812,743	1,805,368
Fairway Finance LLC
3.15%, 09/15/05	586,373	580,934
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	3,590,496	3,588,621
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	705,322	704,096
Gemini Securitization Corp.
3.02%, 06/27/05	65,918	65,774
General Electric Capital Corp.
2.74%, 07/07/05	329,590	328,686
General Electric Co.
3.03%, 06/30/05	988,769	986,355
Georgetown Funding Co. LLC
3.05%, 06/16/05	131,836	131,668
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	2,195,066	2,180,249
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	2,473,636	2,472,191
Kitty Hawk Funding Corp.
3.02%, 06/10/05	443,456	443,121
Landale LLC
3.04%, 06/15/05	659,179	658,400
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	270,263	270,011
New Center Asset Trust
3.03%, 06/21/05	164,795	164,517
Nordea North America Inc.
2.74%, 07/11/05	329,590	328,586
Park Granada LLC
3.06%, 06/21/05	586,669	585,672
Park Sienna LLC
3.08%, 06/02/05	164,795	164,781
Polonius Inc.
3.04%, 06/10/05	311,133	310,896
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	4,354,175	4,351,320
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	3,691,363	3,684,739
Santander Central Hispano
2.75%, 07/08/05	823,974	821,649
Scaldis Capital LLC
2.75%, 07/08/05	164,979	164,513
Solitaire Funding Ltd.
3.03%, 06/02/05	737,621	737,559
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	1,753,153	1,743,301
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	164,795	164,712
Three Pillars Funding Co.
3.03%, 06/07/05	395,507	395,308
Thunder Bay Funding LLC
3.02%, 06/01/05	198,195	198,195
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	955,810	955,478
UBS Finance (Delaware)
3.03%, 07/01/05	988,769	986,272
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	782,116	780,955

Yorktown Capital LLC
3.02%, 06/10/05	522,109	521,715

		42,649,964

FLOATING RATE NOTES (2)—2.36%
Allstate Life Global Funding II
3.11%, 03/08/06 (3)	303,222	303,230
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	2,307,127	2,307,392
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (3)	428,466	428,466
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	428,466	428,394
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (3)	2,135,740	2,135,837
BMW US Capital LLC
3.06%, 04/18/06 (3)	659,179	659,179
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	2,241,209	2,240,943
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (3)	1,252,440	1,252,378
Commodore CDO Ltd.
3.08%, 12/12/05	164,795	164,795
Credit Suisse First Boston
3.06%, 05/09/06	659,179	659,179
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	1,977,537	1,977,378
DEPFA Bank PLC
2.99%, 03/15/06	659,179	659,179
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (3)	1,430,419	1,430,490
Fairway Finance LLC
3.04%, 06/20/05	329,590	329,588
Fifth Third Bancorp
3.05%, 04/21/06 (3)	1,318,358	1,318,358
Five Finance Inc.
3.08%, 02/27/06 (3)	329,590	329,621
General Electric Capital Corp.
3.19%, 05/09/06	296,631	296,961
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	146,020	146,020
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	758,056	758,056
Hartford Life Global Funding Trust
3.08%, 04/15/06	659,179	659,179
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	1,977,537	1,977,537
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (3)	2,966,306	2,966,369
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (3)	692,138	692,138
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (3)	2,570,799	2,571,220
Lothian Mortgages PLC
3.08%, 01/24/06 (3)	988,769	988,769
Marshall & Ilsley Bank
3.19%, 02/20/06	659,179	659,749
MetLife Global Funding I
3.08%, 05/05/06 (3)	988,769	988,769
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	1,977,537	1,977,431

Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (3)	2,438,963	2,439,341
Norddeutsche Landesbank
3.11%, 07/27/05	659,179	659,144
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (3)	1,977,537	1,977,537
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	2,340,086	2,340,086
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	1,784,727	1,784,193
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (3)	362,549	362,483
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (3)	3,763,913	3,764,011
Societe Generale
3.03%, 03/30/06 - 06/13/06	1,021,728	1,021,476
SunTrust Bank
3.17%, 04/28/06	988,769	988,769
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (3)	2,043,455	2,043,327
UniCredito Italiano SpA
2.94%, 06/14/06	856,933	856,618
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	1,753,203	1,753,202
Wells Fargo & Co.
3.06%, 05/15/06 (3)	329,590	329,628
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (3)	2,307,127	2,307,006
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (3)	2,531,248	2,531,090
Winston Funding Ltd.
3.23%, 07/23/05 (3)	470,654	470,654
World Savings Bank
3.04%, 09/09/05	230,713	230,706

		57,165,876

MONEY MARKET FUNDS (2)—0.12%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)	2,636,716	2,636,716
BlackRock Temp Cash Money Market Fund	95,487	95,487
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	252,618	252,618

		2,984,821

REPURCHASE AGREEMENTS—0.99%
Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $17,074,195 and effective yields of 3.07% - 3.08%. (2)(5)	$17,072,739	17,072,739
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $913,041 and an effective yield of 3.08%. (2)(5)	912,963	912,963
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $606,866 and an effective yield of 2.70%.	606,820	606,820
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $5,273,863 and an effective yield of 3.07%. (2)(5)	5,273,433	5,273,433

		23,865,955

TIME DEPOSITS (2)—0.59%
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	955,810	955,810
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	922,851	922,851
Credit Suisse First Boston
3.05%, 06/30/05	988,769	988,769
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	626,220	626,222
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	1,153,563	1,153,563
HBOS Treasury Services PLC
3.39%, 12/14/05	395,507	395,507
Natexis Banques
2.98%, 08/18/05	659,179	659,179
Norddeutsche Landesbank
2.11%, 06/07/05	659,179	659,177
Societe Generale
3.07% - 3.09%, 06/01/05	523,988	523,988
Svenska Handelsbanken AB
3.00%, 06/20/05	329,590	329,590
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	1,186,522	1,186,487
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	856,933	856,930
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	1,647,948	1,647,948
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	2,636,716	2,636,716
Wilmington Trust Co.
3.05%, 06/06/05	626,220	626,220

		14,168,957

U.S. GOVERNMENT AGENCY NOTES (2)—0.04%
Federal National Mortgage Association
2.33%, 07/22/05	988,769	985,512

		985,512

TOTAL SHORT-TERM INVESTMENTS (Cost: $141,821,085)		141,821,085

TOTAL INVESTMENTS IN SECURITIES — 104.44% (Cost: $2,481,311,845) (6)		2,526,793,019
Other Assets, Less Liabilities — (4.44%)		(107,436,115)

NET ASSETS — 100.00%		$2,419,356,904

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(6)	The cost of investments for federal income tax purposes was $2,486,109,592. Net unrealized appreciation aggregated $40,683,427, of which $43,838,322 represented gross unrealized appreciation on securities and $3,154,895 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

May 31, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES—24.36%
AEROSPACE & DEFENSE—0.49%
United Technologies Corp.
4.38%, 05/01/10	$8,600,000	$8,635,244

		$8,635,244

AUTO MANUFACTURERS—0.51%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	4,300,000	4,252,757
7.30%, 01/15/12	4,300,000	4,723,386

		8,976,143

BANKS—3.72%
Bank of America Corp.
3.25%, 08/15/08	8,600,000	8,370,719
4.88%, 01/15/13	4,300,000	4,390,628
Bank One Corp.
2.63%, 06/30/08	8,600,000	8,201,382
Credit Suisse First Boston
6.13%, 11/15/11	4,300,000	4,674,076
7.13%, 07/15/32	4,300,000	5,317,194
International Bank for Reconstruction & Development
4.13%, 08/12/09 (1)	8,600,000	8,733,522
Wachovia Corp.
3.50%, 08/15/08	8,600,000	8,434,612
5.25%, 08/01/14	4,300,000	4,466,430
Washington Mutual Inc.
4.00%, 01/15/09	4,300,000	4,242,692
Wells Fargo & Co.
5.00%, 11/15/14	4,300,000	4,402,765
5.13%, 02/15/07	4,300,000	4,386,566

		65,620,586

BIOTECHNOLOGY—0.24%
Amgen Inc.
4.00%, 11/18/09	4,300,000	4,247,901

		4,247,901

COMMERCIAL SERVICES—0.27%
Cendant Corp.
7.38%, 01/15/13	4,300,000	4,852,045

		4,852,045

COMPUTERS—0.49%
Hewlett-Packard Co.
5.50%, 07/01/07	4,300,000	4,421,008
International Business Machines Corp.
4.25%, 09/15/09	4,300,000	4,304,637

		8,725,645

DIVERSIFIED FINANCIAL SERVICES—11.51%
American Express Co.
4.88%, 07/15/13 (1)	8,600,000	8,814,631
American General Finance Corp.
5.38%, 10/01/12	8,600,000	8,846,395
Bear Stearns Companies Inc.
2.88%, 07/02/08	8,600,000	8,262,264
Boeing Capital Corp.
5.80%, 01/15/13	4,300,000	4,641,551
CIT Group Inc.
7.38%, 04/02/07	8,600,000	9,086,347
Citigroup Inc.
3.50%, 02/01/08	8,600,000	8,471,545
6.00%, 02/21/12	8,600,000	9,312,502
Countrywide Home Loans Inc.
3.25%, 05/21/08	4,300,000	4,167,615
Devon Financing Corp. ULC
6.88%, 09/30/11	4,300,000	4,780,884
Diageo Capital PLC
3.50%, 11/19/07	4,300,000	4,238,482
General Electric Capital Corp.
3.50%, 05/01/08	4,300,000	4,225,543
5.88%, 02/15/12	8,600,000	9,290,735
6.75%, 03/15/32	4,300,000	5,253,562
Goldman Sachs Group Inc.
3.88%, 01/15/09	8,600,000	8,475,203
5.00%, 10/01/14	4,300,000	4,339,971
Household Finance Corp.
4.63%, 01/15/08	4,300,000	4,339,911
6.38%, 11/27/12	8,600,000	9,498,245
International Lease Finance Corp.
5.63%, 06/01/07	8,600,000	8,806,225
John Deere Capital Corp.
7.00%, 03/15/12	4,300,000	4,905,227
JP Morgan Chase & Co.
5.75%, 01/02/13	4,300,000	4,575,543
Lehman Brothers Inc.
4.00%, 01/22/08	12,900,000	12,843,416
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	8,600,000	8,475,741
5.00%, 01/15/15	4,300,000	4,380,708
Morgan Stanley
5.30%, 03/01/13	4,300,000	4,383,367
5.80%, 04/01/07	8,600,000	8,852,068
National Rural Utilities
7.25%, 03/01/12	8,600,000	9,933,568
SLM Corp.
5.38%, 05/15/14	4,300,000	4,499,208
Sprint Capital Corp.
8.38%, 03/15/12	4,300,000	5,158,048
Unilever Capital Corp.
5.90%, 11/15/32	4,300,000	4,727,143
Verizon Global Funding Corp.
7.75%, 12/01/30	4,300,000	5,480,901

		203,066,549

ELECTRIC—0.80%
Pacific Gas & Electric Co.
6.05%, 03/01/34	4,300,000	4,708,520
Progress Energy Inc.
7.10%, 03/01/11	8,600,000	9,490,184

		14,198,704

ENERGY—0.27%
TXU Energy Co.
7.00%, 03/15/13	4,300,000	4,716,832

		4,716,832

FOOD—0.24%
Kraft Foods Inc.
4.00%, 10/01/08 (1)	4,300,000	4,266,602

		4,266,602

FOREST PRODUCTS & PAPER—0.28%
Weyerhaeuser Co.
7.38%, 03/15/32	4,300,000	4,977,339

		4,977,339

HEALTH CARE - SERVICES—0.25%
UnitedHealth Group Inc.
4.88%, 03/15/15	4,300,000	4,356,811

		4,356,811

MANUFACTURING—0.27%
Tyco International Group SA
6.38%, 10/15/11	4,300,000	4,713,493

		4,713,493

MEDIA—0.81%
AOL Time Warner Inc.
6.15%, 05/01/07	4,300,000	4,453,492
7.70%, 05/01/32	4,300,000	5,437,239
News America Inc.
6.20%, 12/15/34	4,300,000	4,463,740

		14,354,471

MINING—0.26%
Alcoa Inc.
6.00%, 01/15/12	4,300,000	4,639,048

		4,639,048

MULTI-NATIONAL—0.50%
European Investment Bank
4.63%, 05/15/14 (1)	8,600,000	8,900,220

		8,900,220

OIL & GAS—0.56%
ConocoPhillips
5.90%, 10/15/32	4,300,000	4,746,480
Valero Energy Corp.
7.50%, 04/15/32	4,300,000	5,061,156

		9,807,636

PHARMACEUTICALS—0.52%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	4,300,000	4,587,214
Wyeth
5.50%, 02/01/14	4,300,000	4,519,165

		9,106,379

REAL ESTATE—0.24%
EOP Operating LP
4.75%, 03/15/14	4,300,000	4,192,971

		4,192,971

RETAIL—0.51%
Target Corp.
5.88%, 03/01/12	4,300,000	4,642,127

Wal-Mart Stores Inc.
4.55%, 05/01/13	4,300,000	4,321,449

		8,963,576

TELECOMMUNICATIONS—1.32%
AT&T Wireless Services Inc.
7.88%, 03/01/11	8,600,000	10,066,834
BellSouth Corp.
6.00%, 11/15/34	4,300,000	4,511,320
SBC Communications Inc.
5.88%, 02/01/12	4,300,000	4,592,590
Telecom Italia SpA
4.00%, 01/15/10 (2)	4,300,000	4,170,699

		23,341,443

TELEPHONE—0.30%
AT&T Broadband Corp.
8.38%, 03/15/13	4,300,000	5,265,520

		5,265,520

TOTAL CORPORATE BONDS & NOTES (Cost: $426,496,379)		429,925,158

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (8)—2.80%
Italy (Republic of)
2.75%, 12/15/06	12,900,000	12,704,941
Ontario (Province of)
3.50%, 09/17/07 (1)	8,600,000	8,520,118
5.13%, 07/17/12	4,300,000	4,546,964
Quebec (Province of)
7.50%, 09/15/29	4,300,000	5,873,172
United Mexican States
4.63%, 10/08/08 (1)	8,600,000	8,634,401
6.38%, 01/16/13	8,600,000	9,193,400

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $49,126,485)		49,472,996

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.25%
ILLINOIS—0.25%
Illinois State, General Obligations
5.10%, 06/01/33 (1)	4,300,000	4,378,045

		4,378,045

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $4,088,343)		4,378,045

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—70.61%
MORTGAGE-BACKED SECURITIES—34.29%
Federal Home Loan Mortgage Corp.
4.00%, 06/01/20 (3)	6,020,000	5,882,672
4.50%, 06/01/20 (3)	33,368,000	33,211,571
5.00%, 06/01/20 (3)	27,348,000	27,655,665
5.00%, 06/01/35 (3)	40,764,000	40,700,327
5.50%, 06/01/20 (3)	11,524,000	11,830,100
5.50%, 06/01/35 (3)	44,720,000	45,376,847
6.00%, 06/01/20 (3)	8,772,000	9,087,248
6.00%, 06/01/35 (3)	22,188,000	22,784,303
6.50%, 06/01/35 (3)	20,468,000	21,241,936
7.00%, 06/01/35 (3)	7,224,000	7,610,036
Federal National Mortgage Association
4.00%, 06/01/20 (3)	6,020,000	5,882,672
4.50%, 06/01/20 (3)	29,240,000	29,102,923
5.00%, 06/01/20 (3)	31,820,000	32,177,975
5.00%, 06/01/35 (3)	63,640,000	63,580,306
5.50%, 06/01/20 (3)	14,792,000	15,184,905
5.50%, 06/01/35 (3)	79,292,000	80,357,526
6.00%, 06/01/20 (3)	6,020,000	6,236,347
6.00%, 06/01/35 (3)	37,840,000	38,880,600
6.50%, 06/01/20 (3)	3,440,000	3,588,350
6.50%, 06/01/35 (3)	19,436,000	20,189,145
7.00%, 06/01/35 (3)	16,168,000	17,057,240
Government National Mortgage Association
5.00%, 06/01/35 (3)	14,620,000	14,720,512
5.50%, 06/01/35 (3)	23,220,000	23,706,180
6.00%, 06/01/35 (3)	15,996,000	16,515,870
6.50%, 06/01/35 (3)	12,040,000	12,608,143

		605,169,399

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.97%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08 (1)	43,344,000	42,176,577
4.50%, 01/15/13 (1)	35,260,000	35,915,917
6.25%, 07/15/32 (1)	7,740,000	9,540,243
Federal National Mortgage Association
2.63%, 11/15/06 (1)	73,960,000	72,838,530
5.00%, 04/15/15 (1)	2,580,000	2,712,994
7.25%, 01/15/10	26,832,000	30,427,670

		193,611,931

U.S. GOVERNMENT OBLIGATIONS—25.35%
U.S. Treasury Bonds
6.25%, 05/15/30 (1)	7,568,000	9,683,635
7.63%, 02/15/25 (1)	35,776,000	50,949,672
8.13%, 08/15/19 (1)	36,636,000	51,565,170
U.S. Treasury Notes
2.75%, 07/31/06 (1)	99,072,000	98,276,451
3.00%, 11/15/07 (1)	62,092,000	61,238,855
3.50%, 02/15/10 (1)	21,844,000	21,611,361
4.75%, 05/15/14 (1)	66,564,000	70,330,189
6.00%, 08/15/09 (1)	77,056,000	83,838,465

		447,493,798

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $1,234,711,311)		1,246,275,128

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—59.41%
COMMERCIAL PAPER (4)—7.39%
Alpine Securitization Corp.
3.03%, 06/10/05	2,015,980	2,014,451
Amstel Funding Corp.
2.95%, 08/19/05	837,962	832,537
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	7,351,673	7,345,195
ANZ National Bank Ltd.
2.94%, 08/15/05	1,007,990	1,001,826
Barton Capital Corp.
3.02%, 06/13/05	2,226,770	2,224,529
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	5,846,341	5,845,614
Cancara Asset Securitisation LLC
3.03%, 06/13/05	1,197,956	1,196,746
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	4,515,794	4,500,973
Charta LLC
2.99%, 06/16/05 - 06/21/05	4,233,557	4,227,366
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	766,072	765,214
Corporate Asset Funding
2.99%, 06/16/05	2,318,376	2,315,493
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	2,519,974	2,516,348
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	5,543,944	5,521,392
Fairway Finance LLC
3.15%, 09/15/05	1,793,315	1,776,682
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	10,980,879	10,975,145
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	2,157,098	2,153,348
Gemini Securitization Corp.
3.02%, 06/27/05	201,598	201,158
General Electric Capital Corp.
2.74%, 07/07/05	1,007,990	1,005,228
General Electric Co.
3.03%, 06/30/05	3,023,969	3,016,588
Georgetown Funding Co. LLC
3.05%, 06/16/05	403,196	402,684
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	6,713,212	6,667,898
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	7,565,165	7,560,746
Kitty Hawk Funding Corp.
3.02%, 06/10/05	1,356,230	1,355,206
Landale LLC
3.04%, 06/15/05	2,015,980	2,013,596
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	826,552	825,779
New Center Asset Trust
3.03%, 06/21/05	503,995	503,146
Nordea North America Inc.
2.74%, 07/11/05	1,007,990	1,004,921
Park Granada LLC
3.06%, 06/21/05	1,794,222	1,791,172
Park Sienna LLC
3.08%, 06/02/05	503,995	503,952

Polonius Inc.
3.04%, 06/10/05	951,542	950,819
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	13,316,452	13,307,717
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	11,289,364	11,269,108
Santander Central Hispano
2.75%, 07/08/05	2,519,974	2,512,865
Scaldis Capital LLC
2.75%, 07/08/05	504,559	503,133
Solitaire Funding Ltd.
3.03%, 06/02/05	2,255,881	2,255,691
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	5,361,699	5,331,568
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	503,995	503,740
Three Pillars Funding Co.
3.03%, 06/07/05	1,209,588	1,208,977
Thunder Bay Funding LLC
3.02%, 06/01/05	606,145	606,145
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	2,923,170	2,922,155
UBS Finance (Delaware)
3.03%, 07/01/05	3,023,969	3,016,334
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	2,391,960	2,388,408
Yorktown Capital LLC
3.02%, 06/10/05	1,596,777	1,595,571

		130,437,164

FLOATING RATE NOTES (4)—9.91%
Allstate Life Global Funding II
3.11%, 03/08/06 (2)	927,351	927,375
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	7,055,928	7,056,738
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (2)	1,310,387	1,310,387
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	1,310,387	1,310,168
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (2)	6,531,774	6,532,070
BMW US Capital LLC
3.06%, 04/18/06 (2)	2,015,980	2,015,980
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	6,854,330	6,853,515
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (2)	3,830,361	3,830,168
Commodore CDO Ltd.
3.08%, 12/12/05	503,995	503,995
Credit Suisse First Boston
3.06%, 05/09/06	2,015,980	2,015,980
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	6,047,939	6,047,449
DEPFA Bank PLC
2.99%, 03/15/06	2,015,980	2,015,980
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (2)	4,374,676	4,374,893
Fairway Finance LLC
3.04%, 06/20/05	1,007,990	1,007,984
Fifth Third Bancorp
3.05%, 04/21/06 (2)	4,031,959	4,031,959
Five Finance Inc.
3.08%, 02/27/06 (2)	1,007,990	1,008,087

General Electric Capital Corp.
3.19%, 05/09/06	907,191	908,202
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	446,577	446,577
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	2,318,376	2,318,377
Hartford Life Global Funding Trust
3.08%, 04/15/06	2,015,980	2,015,980
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	6,047,939	6,047,940
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (2)	9,071,908	9,072,100
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (2)	2,116,779	2,116,779
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (2)	7,862,320	7,863,611
Lothian Mortgages PLC
3.08%, 01/24/06 (2)	3,023,969	3,023,969
Marshall & Ilsley Bank
3.19%, 02/20/06	2,015,980	2,017,724
MetLife Global Funding I
3.08%, 05/05/06 (2)	3,023,969	3,023,969
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	6,047,939	6,047,612
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (2)	7,459,124	7,460,283
Norddeutsche Landesbank
3.11%, 07/27/05	2,015,980	2,015,871
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (2)	6,047,939	6,047,939
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	7,156,727	7,156,727
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	5,458,265	5,456,629
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (2)	1,108,789	1,108,588
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (2)	11,511,243	11,511,538
Societe Generale
3.03%, 03/30/06 - 06/13/06	3,124,768	3,123,999
SunTrust Bank
3.17%, 04/28/06	3,023,969	3,023,969
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (2)	6,249,537	6,249,144
UniCredito Italiano SpA
2.94%, 06/14/06	2,620,773	2,619,811
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	5,361,852	5,361,852
Wells Fargo & Co.
3.06%, 05/15/06 (2)	1,007,990	1,008,106
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (2)	7,055,928	7,055,560
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (2)	7,741,361	7,740,881
Winston Funding Ltd.
3.23%, 07/23/05 (2)	1,439,409	1,439,409
World Savings Bank
3.04%, 09/09/05	705,593	705,574

		174,831,448

MONEY MARKET FUNDS—32.51%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)(5)	8,063,918	8,063,918
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5)	564,713,150	564,713,150
BlackRock Temp Cash Money Market Fund (4)	292,029	292,029
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	772,586	772,586

		573,841,683

REPURCHASE AGREEMENTS—6.98%
Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $52,218,323 and effective yields of 3.07% - 3.08%. (4)(6)	$52,213,869	52,213,869
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $2,792,371 and an effective yield of 3.08%. (4)(6)	2,792,132	2,792,132
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $51,981,595 and an effective yield of 2.70%.	51,977,696	51,977,696
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $16,129,211 and an effective yield of 3.07%. (4)(6)	16,127,836	16,127,836

		123,111,533

TIME DEPOSITS (4)—2.45%
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	2,923,170	2,923,171
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,822,371	2,822,372
Credit Suisse First Boston
3.05%, 06/30/05	3,023,969	3,023,969
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	1,915,181	1,915,184
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	3,527,964	3,527,965
HBOS Treasury Services PLC
3.39%, 12/14/05	1,209,588	1,209,588
Natexis Banques
2.98%, 08/18/05	2,015,980	2,015,980
Norddeutsche Landesbank
2.11%, 06/07/05	2,015,980	2,015,973
Societe Generale
3.07% - 3.09%, 06/01/05	1,602,522	1,602,522
Svenska Handelsbanken AB
3.00%, 06/20/05	1,007,990	1,007,990
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	3,628,763	3,628,655
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	2,620,773	2,620,764
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	5,039,949	5,039,949
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	8,063,918	8,063,919
Wilmington Trust Co.
3.05%, 06/06/05	1,915,181	1,915,181

		43,333,182

U.S. GOVERNMENT AGENCY NOTES (4)—0.17%
Federal National Mortgage Association
2.33%, 07/22/05	3,023,969	3,014,009

		3,014,009

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,048,569,019)		1,048,569,019

TOTAL INVESTMENTS IN SECURITIES — 157.43% (Cost: $2,762,991,537) (7)		2,778,620,346
Other Assets, Less Liabilities — (57.43%)		(1,013,627,882)

NET ASSETS — 100.00%		$1,764,992,464

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	To-be-announced (TBA). See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $2,762,268,043. Net unrealized appreciation aggregated $16,352,303, of which $19,229,713 represented gross unrealized appreciation on securities and $2,877,410 represented gross unrealized depreciation on securities.
(8)	Investments are denominated in U.S. dollars.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

May 31, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES—98.25%
AEROSPACE & DEFENSE—2.93%
United Technologies Corp.
4.38%, 05/01/10	$24,150,000	$24,356,240
4.88%, 05/01/15	24,150,000	24,657,391
5.40%, 05/01/35	25,300,000	26,099,480

		75,113,111

AUTO MANUFACTURERS—3.94%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	24,150,000	23,850,781
5.25%, 07/22/13	24,150,000	24,917,728
6.50%, 11/15/13	24,150,000	25,758,994
7.30%, 01/15/12	24,150,000	26,668,362

		101,195,865

BANKS—17.36%
Bank of America Corp.
3.25%, 08/15/08	24,150,000	23,511,715
5.38%, 06/15/14	24,150,000	25,588,012
Bank of New York Co. Inc. (The)
4.95%, 03/15/15	25,300,000	25,833,324
Bank One Corp.
2.63%, 06/30/08	25,300,000	24,120,894
BB&T Corp.
5.20%, 12/23/15	24,150,000	25,210,547
Credit Suisse First Boston
4.70%, 06/01/09	24,150,000	24,474,576
4.88%, 01/15/15 (1)	24,150,000	24,345,736
HSBC Bank USA Inc.
3.88%, 09/15/09	24,150,000	23,769,637
4.63%, 04/01/14	24,150,000	24,108,824
5.88%, 11/01/34 (1)	24,150,000	26,204,561
National City Bank (Ohio)
4.50%, 03/15/10	25,300,000	25,493,165
PNC Bank N.A.
5.25%, 01/15/17	24,150,000	25,024,471
US Bank N.A.
4.95%, 10/30/14	24,150,000	24,746,022
Wachovia Corp.
5.25%, 08/01/14	24,150,000	25,158,987
Washington Mutual Inc.
4.00%, 01/15/09	24,150,000	23,845,106
5.13%, 01/15/15	24,150,000	24,563,931
Wells Fargo & Co.
4.20%, 01/15/10	24,150,000	24,098,319
Wells Fargo Bank N.A.
4.75%, 02/09/15	25,300,000	25,517,453

		445,615,280

BEVERAGES—0.96%
Diageo Finance BV
3.88%, 04/01/11	25,300,000	24,742,135

		24,742,135

BIOTECHNOLOGY—1.94%
Amgen Inc.
4.00%, 11/18/09	25,300,000	25,116,195
4.85%, 11/18/14	24,150,000	24,695,790

		49,811,985

CHEMICALS—1.91%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10 (1)	24,150,000	24,125,971
4.88%, 04/30/14 (1)	24,150,000	24,874,017

		48,999,988

COSMETICS & PERSONAL CARE—2.93%
Procter & Gamble Co.
3.50%, 12/15/08	24,150,000	23,747,661
4.95%, 08/15/14	24,150,000	24,963,372
5.80%, 08/15/34	24,150,000	26,620,666

		75,331,699

DIVERSIFIED FINANCIAL SERVICES—27.78%
Allstate Life Global Funding Trusts
4.25%, 02/26/10	25,300,000	25,223,594
American Express Co.
4.88%, 07/15/13	24,150,000	24,778,866
Boeing Capital Corp.
4.75%, 08/25/08	24,150,000	24,523,721
5.80%, 01/15/13 (1)	24,150,000	26,173,649
Capital One Bank
5.13%, 02/15/14 (1)	24,150,000	24,311,684
CIT Group Inc.
4.25%, 02/01/10	25,300,000	25,056,361
5.00%, 02/13/14	24,150,000	24,210,737
Citigroup Inc.
3.63%, 02/09/09	24,150,000	23,699,844
5.00%, 09/15/14	25,300,000	25,848,630
5.85%, 12/11/34	24,150,000	26,406,576
Countrywide Home Loans Inc.
4.00%, 03/22/11	25,300,000	24,344,799
General Electric Capital Corp.
3.75%, 12/15/09 (1)	25,300,000	24,813,481
4.88%, 03/04/15	25,300,000	25,684,939
International Lease Finance Corp.
5.00%, 04/15/10	24,150,000	24,533,864
John Deere Capital Corp.
7.00%, 03/15/12	24,150,000	27,829,494
JP Morgan Chase & Co.
3.50%, 03/15/09	24,150,000	23,513,768
5.13%, 09/15/14	24,150,000	24,634,570
JP Morgan Chase Capital XV
5.88%, 03/15/35	26,450,000	27,086,387
Lehman Brothers Holdings Inc.
4.25%, 01/27/10	24,150,000	24,037,823
4.80%, 03/13/14	24,150,000	24,315,307
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	24,150,000	24,037,340
5.45%, 07/15/14	24,150,000	25,373,198
Morgan Stanley
4.00%, 01/15/10	25,300,000	24,827,649
4.75%, 04/01/14	24,150,000	23,784,369

National Rural Utilities
5.75%, 08/28/09	24,150,000	25,406,162
Sprint Capital Corp.
8.75%, 03/15/32	24,150,000	33,290,171
Toyota Motor Credit Corp.
4.35%, 12/15/10	24,150,000	24,374,354
Verizon Global Funding Corp.
7.75%, 12/01/30	24,150,000	30,819,385

		712,940,722

FOOD—0.93%
Kraft Foods Inc.
4.13%, 11/12/09	24,150,000	23,874,569

		23,874,569

FOREST PRODUCTS & PAPER—1.90%
International Paper Co.
4.00%, 04/01/10	24,150,000	23,485,030
5.85%, 10/30/12 (1)	24,150,000	25,394,450

		48,879,480

GAS—0.94%
Atmos Energy Corp.
4.95%, 10/15/14	24,150,000	24,134,303

		24,134,303

HEALTH CARE - SERVICES—1.00%
UnitedHealth Group Inc.
4.88%, 03/15/15	25,300,000	25,725,420

		25,725,420

LODGING—0.96%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	24,150,000	24,756,890

		24,756,890

MEDIA—5.05%
AOL Time Warner Inc.
7.70%, 05/01/32	24,150,000	30,495,896
Comcast Corp.
5.85%, 01/15/10	24,150,000	25,553,960
COX Communications, Inc.
4.63%, 01/15/10	24,150,000	24,014,639
News America Inc.
5.30%, 12/15/14	24,150,000	24,596,413
6.20%, 12/15/34	24,150,000	25,000,080

		129,660,988

MINING—0.95%
Newmont Mining Corp.
5.88%, 04/01/35	24,150,000	24,401,160

		24,401,160

OIL & GAS—0.96%
ConocoPhillips
4.75%, 10/15/12	24,150,000	24,541,955

		24,541,955

OIL & GAS SERVICES—0.99%
Halliburton Co.
5.50%, 10/15/10 (1)	24,150,000	25,296,280

		25,296,280

PHARMACEUTICALS—2.99%
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	25,300,000	24,927,964
Wyeth
5.50%, 02/01/14	24,150,000	25,408,336
6.50%, 02/01/34	23,000,000	26,368,350

		76,704,650

PIPELINES—1.99%
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	24,150,000	24,414,322
5.80%, 03/15/35	26,450,000	26,746,769

		51,161,091

REAL ESTATE—1.85%
EOP Operating LP
4.65%, 10/01/10	24,150,000	24,043,257
4.75%, 03/15/14	24,150,000	23,469,332

		47,512,589

REAL ESTATE INVESTMENT TRUSTS—0.97%
iStar Financial Inc.
5.15%, 03/01/12	25,300,000	24,836,631

		24,836,631

RETAIL—4.68%
Home Depot Inc.
3.75%, 09/15/09	24,150,000	23,764,083
Target Corp.
5.38%, 06/15/09	24,150,000	25,210,668
Wal-Mart Stores Inc.
4.00%, 01/15/10	24,150,000	23,998,338
4.13%, 02/15/11 (1)	23,000,000	22,781,270
4.55%, 05/01/13	24,150,000	24,344,045

		120,098,404

SAVINGS & LOANS—0.94%
World Savings Bank
4.13%, 12/15/09	24,150,000	24,046,155

		24,046,155

SOFTWARE—1.00%
First Data Corp.
4.85%, 10/01/14	25,300,000	25,624,346

		25,624,346

TELECOMMUNICATIONS—9.12%
AT&T Wireless Services Inc.
7.88%, 03/01/11	23,000,000	26,710,705
BellSouth Corp.
4.20%, 09/15/09	25,300,000	25,151,742
5.20%, 09/15/14 (1)	24,150,000	24,841,415
6.55%, 06/15/34	24,150,000	27,325,846
France Telecom
8.00%, 03/01/11	24,150,000	28,063,266
SBC Communications Inc.
4.13%, 09/15/09	24,150,000	23,929,028
5.10%, 09/15/14 (1)	25,300,000	25,741,865
6.45%, 06/15/34	24,150,000	26,759,287
Verizon New Jersey Inc.
5.88%, 01/17/12	24,150,000	25,448,304

		233,971,458

TELEPHONE—1.28%
AT&T Broadband Corp.
9.46%, 11/15/22	23,000,000	32,839,860

		32,839,860

TOTAL CORPORATE BONDS & NOTES (Cost: $2,474,071,162)		2,521,817,014

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.83%
COMMERCIAL PAPER (2)—1.40%
Alpine Securitization Corp.
3.03%, 06/10/05	555,365	554,950
Amstel Funding Corp.
2.95%, 08/19/05	230,843	229,349
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	2,025,251	2,023,466
ANZ National Bank Ltd.
2.94%, 08/15/05	277,683	275,985
Barton Capital Corp.
3.02%, 06/13/05	613,434	612,817
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	1,610,559	1,610,359
Cancara Asset Securitisation LLC
3.03%, 06/13/05	330,015	329,681
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	1,244,018	1,239,936
Charta LLC
2.99%, 06/16/05 - 06/21/05	1,166,267	1,164,562
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	211,039	210,802
Corporate Asset Funding
2.99%, 06/16/05	638,670	637,876
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	694,207	693,207
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	1,527,255	1,521,042
Fairway Finance LLC
3.15%, 09/15/05	494,025	489,443
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	3,025,031	3,023,449
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	594,241	593,208
Gemini Securitization Corp.
3.02%, 06/27/05	55,537	55,415
General Electric Capital Corp.
2.74%, 07/07/05	277,683	276,922
General Electric Co.
3.03%, 06/30/05	833,048	831,015
Georgetown Funding Co. LLC
3.05%, 06/16/05	111,073	110,932
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	1,849,367	1,836,883
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	2,084,064	2,082,847
Kitty Hawk Funding Corp.
3.02%, 06/10/05	373,616	373,334
Landale LLC
3.04%, 06/15/05	555,365	554,709

Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	227,700	227,487
New Center Asset Trust
3.03%, 06/21/05	138,841	138,608
Nordea North America Inc.
2.74%, 07/11/05	277,683	276,837
Park Granada LLC
3.06%, 06/21/05	494,275	493,435
Park Sienna LLC
3.08%, 06/02/05	138,841	138,829
Polonius Inc.
3.04%, 06/10/05	262,132	261,933
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	3,668,438	3,666,032
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	3,110,013	3,104,432
Santander Central Hispano
2.75%, 07/08/05	694,207	692,248
Scaldis Capital LLC
2.75%, 07/08/05	138,997	138,604
Solitaire Funding Ltd.
3.03%, 06/02/05	621,454	621,402
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	1,477,050	1,468,749
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	138,841	138,771
Three Pillars Funding Co.
3.03%, 06/07/05	333,219	333,051
Thunder Bay Funding LLC
3.02%, 06/01/05	166,982	166,982
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	805,280	805,001
UBS Finance (Delaware)
3.03%, 07/01/05	833,048	830,945
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	658,941	657,962
Yorktown Capital LLC
3.02%, 06/10/05	439,883	439,551

		35,933,048

FLOATING RATE NOTES (2)—1.88%
Allstate Life Global Funding II
3.11%, 03/08/06 (3)	255,468	255,475
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	1,943,779	1,944,002
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (3)	360,987	360,987
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	360,987	360,928
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (3)	1,799,384	1,799,465
BMW US Capital LLC
3.06%, 04/18/06 (3)	555,365	555,365
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	1,888,242	1,888,018
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (3)	1,055,194	1,055,141
Commodore CDO Ltd.
3.08%, 12/12/05	138,841	138,841
Credit Suisse First Boston
3.06%, 05/09/06	555,365	555,365

Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	1,666,096	1,665,961
DEPFA Bank PLC
2.99%, 03/15/06	555,365	555,365
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (3)	1,205,143	1,205,203
Fairway Finance LLC
3.04%, 06/20/05	277,683	277,681
Fifth Third Bancorp
3.05%, 04/21/06 (3)	1,110,731	1,110,731
Five Finance Inc.
3.08%, 02/27/06 (3)	277,683	277,710
General Electric Capital Corp.
3.19%, 05/09/06	249,914	250,193
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	123,024	123,024
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	638,670	638,670
Hartford Life Global Funding Trust
3.08%, 04/15/06	555,365	555,365
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	1,666,096	1,666,095
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (3)	2,499,144	2,499,197
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (3)	583,134	583,134
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (3)	2,165,925	2,166,280
Lothian Mortgages PLC
3.08%, 01/24/06 (3)	833,048	833,048
Marshall & Ilsley Bank
3.19%, 02/20/06	555,365	555,846
MetLife Global Funding I
3.08%, 05/05/06 (3)	833,048	833,048
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	1,666,096	1,666,006
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (3)	2,054,852	2,055,170
Norddeutsche Landesbank
3.11%, 07/27/05	555,365	555,335
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (3)	1,666,096	1,666,096
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	1,971,547	1,971,547
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	1,503,652	1,503,201
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (3)	305,451	305,396
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (3)	3,171,136	3,171,218
Societe Generale
3.03%, 03/30/06 - 06/13/06	860,816	860,604
SunTrust Bank
3.17%, 04/28/06	833,048	833,048
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (3)	1,721,633	1,721,524
UniCredito Italiano SpA
2.94%, 06/14/06	721,975	721,710
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	1,477,092	1,477,092
Wells Fargo & Co.
3.06%, 05/15/06 (3)	277,683	277,715

WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (3)	1,943,779	1,943,677
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (3)	2,132,603	2,132,471
Winston Funding Ltd.
3.23%, 07/23/05 (3)	396,531	396,531
World Savings Bank
3.04%, 09/09/05	194,378	194,373

		48,162,852

MONEY MARKET FUNDS (2)—0.10%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)	2,221,461	2,221,461
BlackRock Temp Cash Money Market Fund	80,449	80,449
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	212,833	212,833

		2,514,743

REPURCHASE AGREEMENTS—0.96%
Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $14,385,188 and effective yields of 3.07% - 3.08%. (2)(5)	$14,383,961	14,383,961
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $769,247 and an effective yield of 3.08%. (2)(5)	769,181	769,181
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $4,970,699 and an effective yield of 2.70%.	4,970,327	4,970,327
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $4,443,302 and an effective yield of 3.07%. (2)(5)	4,442,923	4,442,923

		24,566,392

TIME DEPOSITS (2)—0.46%
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	805,280	805,279
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	777,511	777,511
Credit Suisse First Boston
3.05%, 06/30/05	833,048	833,048
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	527,597	527,598
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	971,889	971,889
HBOS Treasury Services PLC
3.39%, 12/14/05	333,219	333,219
Natexis Banques
2.98%, 08/18/05	555,365	555,365
Norddeutsche Landesbank
2.11%, 06/07/05	555,365	555,364
Societe Generale
3.07% - 3.09%, 06/01/05	441,465	441,466
Svenska Handelsbanken AB
3.00%, 06/20/05	277,683	277,683
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	999,658	999,628
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	721,975	721,972

Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	1,388,413	1,388,413
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	2,221,461	2,221,461
Wilmington Trust Co.
3.05%, 06/06/05	527,597	527,597

		11,937,493

U.S. GOVERNMENT AGENCY NOTES (2)—0.03%
Federal National Mortgage Association
2.33%, 07/22/05	833,048	830,304

		830,304

TOTAL SHORT-TERM INVESTMENTS (Cost: $123,944,832)		123,944,832

TOTAL INVESTMENTS IN SECURITIES — 103.08% (Cost: $2,598,015,994) (6)		2,645,761,846
Other Assets, Less Liabilities — (3.08%)		(78,930,634)

NET ASSETS — 100.00%		$2,566,831,212

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(6)	The cost of investments for federal income tax purposes was $2,597,818,184. Net unrealized appreciation aggregated $47,943,662, of which $57,719,567 represented gross unrealized appreciation on securities and $9,775,905 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of May 31, 2005, the Trust offered 74 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTopTM Corporate Bond Fund (each a “Fund,” collectively the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The Investors Bank & Trust tri-party repurchase agreements held by each Fund at May 31, 2005 were fully collateralized by U.S. Government obligations with an interest rate of 3.00%, a maturity date of July 15, 2012 and aggregate market values as follows:

iShares Bond Fund	Aggregate Market Value
Lehman 1-3 Year Treasury	$25,512,467
Lehman 7-10 Year Treasury	19,294,377
iShares Lehman 20+ Year Treasury	1,385,625
Lehman TIPS	618,957
Lehman Aggregate	53,017,251
GS $ InvesTop™ Corporate	5,069,734

As of May 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by the iShares Lehman Aggregate Bond Fund in shares of issuers of which BGFA is an affiliate for the quarter ended May 31, 2005, including income earned from these affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Lehman Aggregate
PMMF	406,878	172,314	14,479	564,713	$564,713,150	$3,621,382

During the quarter ended May 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above does not include each Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of May 31, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	July 25, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	July 25, 2005